Trade and other payables (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Current
Suppliers	$ 12,837	$ 11,586
Withholding tax	3,390	1,023
Advances for associated operations	1,091	1,198
Dividends payable	759	224
Insurance and reinsurance	201	405
Agreements in transport contracts	194	108
Deposits received from third parties	190	279
Related parties (Note 30)	42	50
Hedging operations	10
Various creditors	847	886
Total trade and other current payables	$ 19,561	$ 15,759